Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000012080 | Gilead Sciences, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	8.60%
C000012080 | Amgen, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	7.90%
C000012080 | Vertex Pharmaceuticals, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	7.60%
C000012080 | Regeneron Pharmaceuticals, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	7.20%
C000012080 | IQVIA Holdings, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	4.10%
C000012080 | Alnylam Pharmaceuticals, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	3.40%
C000012080 | Mettler-Toledo International, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	3.00%
C000012080 | Biogen, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	2.70%
C000012080 | Argenx SE, , , 0
Holdings [Line Items]
Percent of Total Investments	2.70%
C000012080 | BioNTech SE, , , 0
Holdings [Line Items]
Percent of Total Investments	2.30%
C000012080 | Biotechnology
Holdings [Line Items]
Percent of Total Investments	80.50%
C000012080 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Total Investments	16.70%
C000012080 | Pharmaceuticals
Holdings [Line Items]
Percent of Total Investments	2.50%
C000012080 | Health Care Providers & Services
Holdings [Line Items]
Percent of Total Investments	0.20%
C000012080 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Total Investments	0.10%
C000012080 | Chemicals
Holdings [Line Items]
Percent of Total Investments	0.00%
C000012040 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	7.30%
C000012040 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	6.60%
C000012040 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	6.10%
C000012040 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	3.60%
C000012040 | Meta Platforms, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	2.60%
C000012040 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	2.00%
C000012040 | Berkshire Hathaway, Inc., B, , 0
Holdings [Line Items]
Percent of Total Investments	1.70%
C000012040 | Alphabet, Inc., C, , 0
Holdings [Line Items]
Percent of Total Investments	1.60%
C000012040 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.60%
C000012040 | Tesla, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.50%
C000012040 | Information Technology
Holdings [Line Items]
Percent of Total Investments	31.80%
C000012040 | Financials
Holdings [Line Items]
Percent of Total Investments	12.90%
C000012040 | Health Care
Holdings [Line Items]
Percent of Total Investments	11.60%
C000012040 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.10%
C000012040 | Communication Services
Holdings [Line Items]
Percent of Total Investments	8.90%
C000012040 | Industrials
Holdings [Line Items]
Percent of Total Investments	8.50%
C000012040 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.90%
C000012040 | Energy
Holdings [Line Items]
Percent of Total Investments	3.30%
C000012040 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.50%
C000012040 | Real Estate
Holdings [Line Items]
Percent of Total Investments	2.30%
C000012040 | Materials
Holdings [Line Items]
Percent of Total Investments	2.20%
C000012047 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	6.30%
C000012047 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	5.70%
C000012047 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	5.30%
C000012047 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	3.10%
C000012047 | Meta Platforms, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	2.20%
C000012047 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	1.70%
C000012047 | Berkshire Hathaway, Inc., B, , 0
Holdings [Line Items]
Percent of Total Investments	1.50%
C000012047 | Alphabet, Inc., C, , 0
Holdings [Line Items]
Percent of Total Investments	1.40%
C000012047 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.40%
C000012047 | Tesla, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.30%
C000012047 | Information Technology
Holdings [Line Items]
Percent of Total Investments	29.70%
C000012047 | Financials
Holdings [Line Items]
Percent of Total Investments	13.50%
C000012047 | Health Care
Holdings [Line Items]
Percent of Total Investments	11.70%
C000012047 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.40%
C000012047 | Communication Services
Holdings [Line Items]
Percent of Total Investments	8.30%
C000012047 | Industrials
Holdings [Line Items]
Percent of Total Investments	9.70%
C000012047 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.50%
C000012047 | Energy
Holdings [Line Items]
Percent of Total Investments	3.40%
C000012047 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.40%
C000012047 | Real Estate
Holdings [Line Items]
Percent of Total Investments	2.80%
C000012047 | Materials
Holdings [Line Items]
Percent of Total Investments	2.60%
C000012082 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	8.50%
C000012082 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	8.20%
C000012082 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	8.30%
C000012082 | Meta Platforms, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	8.90%
C000012082 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	4.80%
C000012082 | Alphabet, Inc., C, , 0
Holdings [Line Items]
Percent of Total Investments	3.90%
C000012082 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	4.50%
C000012082 | Netflix, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	2.50%
C000012082 | Oracle Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	2.20%
C000012082 | Advanced Micro Devices, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	2.10%
C000012082 | Software
Holdings [Line Items]
Percent of Total Investments	27.70%
C000012082 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	27.40%
C000012082 | Interactive Media & Services
Holdings [Line Items]
Percent of Total Investments	18.00%
C000012082 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Total Investments	10.20%
C000012082 | IT Services
Holdings [Line Items]
Percent of Total Investments	7.00%
C000012082 | Communications Equipment
Holdings [Line Items]
Percent of Total Investments	3.60%
C000012082 | Entertainment
Holdings [Line Items]
Percent of Total Investments	3.10%
C000012082 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Total Investments	3.00%
C000012085 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	8.40%
C000012085 | Oracle Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	8.80%
C000012085 | Salesforce, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	9.00%
C000012085 | Adobe, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	7.30%
C000012085 | ServiceNow, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	7.10%
C000012085 | Palo Alto Networks, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	4.30%
C000012085 | Intuit, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	4.20%
C000012085 | Synopsys, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	3.10%
C000012085 | Palantir Technologies, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	3.00%
C000012085 | Cadence Design Systems, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	3.00%
C000012085 | Software
Holdings [Line Items]
Percent of Total Investments	97.10%
C000012085 | Interactive Media & Services
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012085 | Entertainment
Holdings [Line Items]
Percent of Total Investments	2.40%
C000012202 | Core Scientific, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012202 | MannKind Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.40%
C000012202 | OneSpaWorld Holdings Ltd., , , 0
Holdings [Line Items]
Percent of Total Investments	0.40%
C000012202 | Aspen Aerogels, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.40%
C000012202 | CareDx, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.40%
C000012202 | Blue Bird Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.40%
C000012202 | Mirum Pharmaceuticals, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.40%
C000012202 | REV Group, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.40%
C000012202 | Nurix Therapeutics, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.40%
C000012202 | Viridian Therapeutics, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.40%
C000012202 | Information Technology
Holdings [Line Items]
Percent of Total Investments	12.10%
C000012202 | Financials
Holdings [Line Items]
Percent of Total Investments	23.10%
C000012202 | Health Care
Holdings [Line Items]
Percent of Total Investments	25.20%
C000012202 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.20%
C000012202 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.00%
C000012202 | Industrials
Holdings [Line Items]
Percent of Total Investments	13.60%
C000012202 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.20%
C000012202 | Energy
Holdings [Line Items]
Percent of Total Investments	4.30%
C000012202 | Utilities
Holdings [Line Items]
Percent of Total Investments	0.80%
C000012202 | Real Estate
Holdings [Line Items]
Percent of Total Investments	4.00%
C000012202 | Materials
Holdings [Line Items]
Percent of Total Investments	3.50%
C000012086 | Exxon Mobil Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	10.10%
C000012086 | Chevron Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	9.70%
C000012086 | ConocoPhillips, , , 0
Holdings [Line Items]
Percent of Total Investments	4.40%
C000012086 | Enbridge, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	3.40%
C000012086 | Freeport-McMoRan, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	2.80%
C000012086 | Canadian Natural Resources Ltd., , , 0
Holdings [Line Items]
Percent of Total Investments	2.80%
C000012086 | EOG Resources, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	2.70%
C000012086 | Newmont Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	2.40%
C000012086 | Schlumberger NV, , , 0
Holdings [Line Items]
Percent of Total Investments	2.30%
C000012086 | Williams Cos., Inc. (The), , , 0
Holdings [Line Items]
Percent of Total Investments	2.20%
C000012086 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Total Investments	68.40%
C000012086 | Metals & Mining
Holdings [Line Items]
Percent of Total Investments	13.80%
C000012086 | Energy Equipment & Services
Holdings [Line Items]
Percent of Total Investments	7.20%
C000012086 | Containers & Packaging
Holdings [Line Items]
Percent of Total Investments	6.70%
C000012086 | Construction Materials
Holdings [Line Items]
Percent of Total Investments	3.30%
C000012086 | Paper & Forest Products
Holdings [Line Items]
Percent of Total Investments	0.60%
C000012074 | Vaxcyte, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012074 | FTAI Aviation Ltd., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012074 | Insmed, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.40%
C000012074 | Sprouts Farmers Market, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.40%
C000012074 | Fabrinet, , , 0
Holdings [Line Items]
Percent of Total Investments	0.30%
C000012074 | Applied Industrial Technologies, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.30%
C000012074 | Mueller Industries, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.30%
C000012074 | Fluor Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.30%
C000012074 | Ensign Group, Inc. (The), , , 0
Holdings [Line Items]
Percent of Total Investments	0.30%
C000012074 | UFP Industries, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.30%
C000012074 | Information Technology
Holdings [Line Items]
Percent of Total Investments	12.80%
C000012074 | Financials
Holdings [Line Items]
Percent of Total Investments	17.90%
C000012074 | Health Care
Holdings [Line Items]
Percent of Total Investments	17.50%
C000012074 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.10%
C000012074 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.70%
C000012074 | Industrials
Holdings [Line Items]
Percent of Total Investments	17.10%
C000012074 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.80%
C000012074 | Energy
Holdings [Line Items]
Percent of Total Investments	5.30%
C000012074 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.80%
C000012074 | Real Estate
Holdings [Line Items]
Percent of Total Investments	6.50%
C000012074 | Materials
Holdings [Line Items]
Percent of Total Investments	4.50%
C000012073 | Vaxcyte, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.00%
C000012073 | FTAI Aviation Ltd., , , 0
Holdings [Line Items]
Percent of Total Investments	1.00%
C000012073 | Insmed, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.80%
C000012073 | Sprouts Farmers Market, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.80%
C000012073 | Fabrinet, , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000012073 | Applied Industrial Technologies, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000012073 | Mueller Industries, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000012073 | Ensign Group, Inc. (The), , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000012073 | Carpenter Technology Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000012073 | Lantheus Holdings, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000012073 | Information Technology
Holdings [Line Items]
Percent of Total Investments	19.60%
C000012073 | Financials
Holdings [Line Items]
Percent of Total Investments	8.20%
C000012073 | Health Care
Holdings [Line Items]
Percent of Total Investments	25.70%
C000012073 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.10%
C000012073 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.00%
C000012073 | Industrials
Holdings [Line Items]
Percent of Total Investments	21.80%
C000012073 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.20%
C000012073 | Energy
Holdings [Line Items]
Percent of Total Investments	3.40%
C000012073 | Utilities
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012073 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.60%
C000012073 | Materials
Holdings [Line Items]
Percent of Total Investments	3.90%
C000012072 | SouthState Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000012072 | Meritage Homes Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000012072 | Lumen Technologies, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012072 | Taylor Morrison Home Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012072 | Jackson Financial, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012072 | Essent Group Ltd., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012072 | Terreno Realty Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012072 | Commercial Metals Co., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012072 | Essential Properties Realty Trust, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012072 | Old National Bancorp, , , 0
Holdings [Line Items]
Percent of Total Investments	0.40%
C000012072 | Information Technology
Holdings [Line Items]
Percent of Total Investments	5.90%
C000012072 | Financials
Holdings [Line Items]
Percent of Total Investments	27.80%
C000012072 | Health Care
Holdings [Line Items]
Percent of Total Investments	9.30%
C000012072 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.00%
C000012072 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.40%
C000012072 | Industrials
Holdings [Line Items]
Percent of Total Investments	12.20%
C000012072 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.30%
C000012072 | Energy
Holdings [Line Items]
Percent of Total Investments	7.20%
C000012072 | Utilities
Holdings [Line Items]
Percent of Total Investments	5.30%
C000012072 | Real Estate
Holdings [Line Items]
Percent of Total Investments	11.50%
C000012072 | Materials
Holdings [Line Items]
Percent of Total Investments	5.10%
C000183467 | iShares Russell 2000 ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	41.80%
C000183467 | Smurfit WestRock plc, , , 0
Holdings [Line Items]
Percent of Total Investments	0.40%
C000183467 | EQT Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.30%
C000183467 | EMCOR Group, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.30%
C000183467 | Lennox International, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.30%
C000183467 | Packaging Corp. of America, , , 0
Holdings [Line Items]
Percent of Total Investments	0.30%
C000183467 | NRG Energy, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.30%
C000183467 | Carvana Co., A, , 0
Holdings [Line Items]
Percent of Total Investments	0.30%
C000183467 | Avery Dennison Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.30%
C000183467 | FactSet Research Systems, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.30%
C000183467 | Information Technology
Holdings [Line Items]
Percent of Total Investments	6.40%
C000183467 | Financials
Holdings [Line Items]
Percent of Total Investments	9.10%
C000183467 | Health Care
Holdings [Line Items]
Percent of Total Investments	5.50%
C000183467 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.50%
C000183467 | Industrials
Holdings [Line Items]
Percent of Total Investments	11.80%
C000183467 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.20%
C000183467 | Energy
Holdings [Line Items]
Percent of Total Investments	2.70%
C000183467 | Real Estate
Holdings [Line Items]
Percent of Total Investments	4.60%
C000183467 | Materials
Holdings [Line Items]
Percent of Total Investments	4.10%
C000183467 | Investment Funds
Holdings [Line Items]
Percent of Total Investments	41.80%
C000183467 | Other Sectors
Holdings [Line Items]
Percent of Total Investments	3.30%
C000012068 | Palantir Technologies, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000012068 | Williams Cos., Inc. (The), , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012068 | Aflac, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012068 | Arthur J Gallagher & Co., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012068 | Hilton Worldwide Holdings, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012068 | DR Horton, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012068 | Realty Income Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012068 | Simon Property Group, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012068 | United Rentals, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012068 | ONEOK, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012068 | Information Technology
Holdings [Line Items]
Percent of Total Investments	12.60%
C000012068 | Financials
Holdings [Line Items]
Percent of Total Investments	15.60%
C000012068 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.20%
C000012068 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.90%
C000012068 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.40%
C000012068 | Industrials
Holdings [Line Items]
Percent of Total Investments	17.40%
C000012068 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.00%
C000012068 | Energy
Holdings [Line Items]
Percent of Total Investments	5.00%
C000012068 | Utilities
Holdings [Line Items]
Percent of Total Investments	5.80%
C000012068 | Real Estate
Holdings [Line Items]
Percent of Total Investments	8.20%
C000012068 | Materials
Holdings [Line Items]
Percent of Total Investments	5.90%
C000012066 | Palantir Technologies, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	2.70%
C000012066 | Trade Desk, Inc. (The), A, , 0
Holdings [Line Items]
Percent of Total Investments	1.70%
C000012066 | NU Holdings Ltd., A, , 0
Holdings [Line Items]
Percent of Total Investments	1.50%
C000012066 | Monolithic Power Systems, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.50%
C000012066 | Ameriprise Financial, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.50%
C000012066 | IDEXX Laboratories, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.50%
C000012066 | Vistra Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	1.50%
C000012066 | WW Grainger, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.40%
C000012066 | Old Dominion Freight Line, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.40%
C000012066 | Fair Isaac Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	1.40%
C000012066 | Information Technology
Holdings [Line Items]
Percent of Total Investments	24.70%
C000012066 | Financials
Holdings [Line Items]
Percent of Total Investments	12.50%
C000012066 | Health Care
Holdings [Line Items]
Percent of Total Investments	13.80%
C000012066 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	15.50%
C000012066 | Communication Services
Holdings [Line Items]
Percent of Total Investments	4.40%
C000012066 | Industrials
Holdings [Line Items]
Percent of Total Investments	18.20%
C000012066 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.50%
C000012066 | Energy
Holdings [Line Items]
Percent of Total Investments	3.90%
C000012066 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.70%
C000012066 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.40%
C000012066 | Materials
Holdings [Line Items]
Percent of Total Investments	1.40%
C000012038 | EMCOR Group, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.30%
C000012038 | Lennox International, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.30%
C000012038 | Carlisle Cos., Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.40%
C000012038 | Williams-Sonoma, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.30%
C000012038 | Manhattan Associates, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.20%
C000012038 | Watsco, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.10%
C000012038 | Dynatrace, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.10%
C000012038 | Reliance, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.10%
C000012038 | Toll Brothers, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.10%
C000012038 | Pure Storage, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	1.00%
C000012038 | Information Technology
Holdings [Line Items]
Percent of Total Investments	11.10%
C000012038 | Financials
Holdings [Line Items]
Percent of Total Investments	9.60%
C000012038 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.10%
C000012038 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	18.00%
C000012038 | Communication Services
Holdings [Line Items]
Percent of Total Investments	1.30%
C000012038 | Industrials
Holdings [Line Items]
Percent of Total Investments	29.60%
C000012038 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.40%
C000012038 | Energy
Holdings [Line Items]
Percent of Total Investments	5.80%
C000012038 | Utilities
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012038 | Real Estate
Holdings [Line Items]
Percent of Total Investments	4.90%
C000012038 | Materials
Holdings [Line Items]
Percent of Total Investments	5.70%
C000012039 | Illumina, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.50%
C000012039 | Chesapeake Energy Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	1.20%
C000012039 | Fidelity National Financial, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	1.10%
C000012039 | Tenet Healthcare Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	1.10%
C000012039 | US Foods Holding Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	1.10%
C000012039 | Reinsurance Group of America, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.00%
C000012039 | WP Carey, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.00%
C000012039 | Coherent Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	1.00%
C000012039 | Jones Lang LaSalle, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.90%
C000012039 | Performance Food Group Co., , , 0
Holdings [Line Items]
Percent of Total Investments	0.90%
C000012039 | Information Technology
Holdings [Line Items]
Percent of Total Investments	7.10%
C000012039 | Financials
Holdings [Line Items]
Percent of Total Investments	23.90%
C000012039 | Health Care
Holdings [Line Items]
Percent of Total Investments	9.70%
C000012039 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.60%
C000012039 | Communication Services
Holdings [Line Items]
Percent of Total Investments	1.60%
C000012039 | Industrials
Holdings [Line Items]
Percent of Total Investments	15.10%
C000012039 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.30%
C000012039 | Energy
Holdings [Line Items]
Percent of Total Investments	4.20%
C000012039 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.90%
C000012039 | Real Estate
Holdings [Line Items]
Percent of Total Investments	10.20%
C000012039 | Materials
Holdings [Line Items]
Percent of Total Investments	7.40%
C000012044 | Mueller Industries, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.30%
C000012044 | Carpenter Technology Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	1.20%
C000012044 | Meritage Homes Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	1.10%
C000012044 | ATI, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.20%
C000012044 | SPX Technologies, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.10%
C000012044 | SPS Commerce, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.10%
C000012044 | Glaukos Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	1.10%
C000012044 | Badger Meter, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.00%
C000012044 | CSW Industrials, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.90%
C000012044 | Moog, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	0.90%
C000012044 | Information Technology
Holdings [Line Items]
Percent of Total Investments	14.30%
C000012044 | Financials
Holdings [Line Items]
Percent of Total Investments	10.70%
C000012044 | Health Care
Holdings [Line Items]
Percent of Total Investments	13.50%
C000012044 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	16.10%
C000012044 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.20%
C000012044 | Industrials
Holdings [Line Items]
Percent of Total Investments	19.20%
C000012044 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.70%
C000012044 | Energy
Holdings [Line Items]
Percent of Total Investments	6.80%
C000012044 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.60%
C000012044 | Real Estate
Holdings [Line Items]
Percent of Total Investments	5.30%
C000012044 | Materials
Holdings [Line Items]
Percent of Total Investments	6.60%
C000012084 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	8.10%
C000012084 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	8.50%
C000012084 | Advanced Micro Devices, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	8.80%
C000012084 | Monolithic Power Systems, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	4.00%
C000012084 | QUALCOMM, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	6.10%
C000012084 | Texas Instruments, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	6.00%
C000012084 | Micron Technology, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	4.30%
C000012084 | Intel Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	4.30%
C000012084 | Applied Materials, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	4.10%
C000012084 | Lam Research Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	4.00%
C000012084 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	100.00%
C000012083 | Equinix, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	9.90%
C000012083 | Digital Realty Trust, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	9.90%
C000012083 | Crown Castle, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	9.20%
C000012083 | American Tower Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	9.20%
C000012083 | Fastly, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	6.20%
C000012083 | Arista Networks, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	4.90%
C000012083 | Uniti Group, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	4.60%
C000012083 | Nokia OYJ, , , 0
Holdings [Line Items]
Percent of Total Investments	4.50%
C000012083 | Telefonaktiebolaget LM Ericsson, , , 0
Holdings [Line Items]
Percent of Total Investments	4.50%
C000012083 | Motorola Solutions, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	4.50%
C000012083 | Software
Holdings [Line Items]
Percent of Total Investments	1.00%
C000012083 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	8.30%
C000012083 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Total Investments	6.80%
C000012083 | IT Services
Holdings [Line Items]
Percent of Total Investments	6.20%
C000012083 | Communications Equipment
Holdings [Line Items]
Percent of Total Investments	30.80%
C000012083 | Specialized REITs
Holdings [Line Items]
Percent of Total Investments	46.90%